Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies [Abstract]
Annual future minimum lease payments for non-cancelable operating lease	The annual future minimum lease payments for the non-cancelable operating lease are as follows:
2014	386,000
2015	397,000
2016	409,000
2017	141,000
Total	$1,333,000

Schedule of changes in product liability included in accrued liabilities
Changes in the Company’s product liability which is included in other current liabilities during the period are as follows:

	For years ended June 30,
	2013	2012
Beginning balance	$547,000	$608,000
Warranties issued during the period	224,000	282,000
Settlements made during the period	(259,000)	(471,000)
Changes in liability for pre-existing warranties during the period	(23,000)	128,000
Ending balance	$489,000	$547,000